Preferred Dividends (Details Textual)	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012
Series C Preferred Stock [Member]
Preferred Dividends (Textual)
Dividend rate per month		[1]	[1]
Cumulative dividends rate maximum	12.00%
Series H Preferred Stock [Member]
Preferred Dividends (Textual)
Dividend rate per month		[2]	[2]
Cumulative dividends rate maximum	150.00%

[1]	* The stated dividend rate was 10%, however if the dividends were not paid, the dividend rate became 12%.
[2]	** Dividends accrued on the Series H Preferred Stock at the rate of 10% per month for a maximum amount of dividends equal to 150% of the stated amount.